Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Registrant Name	Pattern Group Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42852
Entity Tax Identification Number	83-2556861
Entity Address, Address Line One	1441 West Innovation Way
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	866
Local Phone Number	765-1355
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Series A common stock, par value $0.001 per share
Trading Symbol	PTRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001811935